Financial Risk Management - Disclosure of Detailed Information About Exposure to Foreign Currency Risk (Detail) - Currency risk [member]
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)
Monetary items [member] | USD currency [member]
Disclosure Of Financial Risk Management [line items]
Financial assets, Foreign currency amounts			$ 1,499,405					$ 2,092,501
Financial Liabilities, Foreign currency amounts			$ 1,515,582					$ 1,188,175
Exchange rate	30.1350	30.1350	30.1350	30.1350	30.802	30.802	30.802	30.802	30.802
Financial Assets, Carrying Amount	$ 45,184,570				$ 64,453,216
Financial Liabilities, Carrying Amount	$ 45,672,064				$ 36,598,166
Monetary items [member] | JPY currency [member]
Disclosure Of Financial Risk Management [line items]
Financial assets, Foreign currency amounts | ¥				¥ 22,122,120					¥ 11,872,572
Financial Liabilities, Foreign currency amounts | ¥				¥ 22,187,729					¥ 25,296,499
Exchange rate	0.2768	0.2768	0.2768	0.2768	0.2775	0.2775	0.2775	0.2775	0.2775
Financial Assets, Carrying Amount	$ 6,123,403				$ 3,294,639
Financial Liabilities, Carrying Amount	$ 6,141,563				$ 7,019,778
Monetary items [member] | EUR currency [member]
Disclosure Of Financial Risk Management [line items]
Financial assets, Foreign currency amounts | €		€ 46,595				€ 29,681
Financial Liabilities, Foreign currency amounts | €		€ 239				€ 209
Exchange rate	33.7422	33.7422	33.7422	33.7422	35.2036	35.2036	35.2036	35.2036	35.2036
Financial Assets, Carrying Amount	$ 1,572,218				$ 1,044,878
Financial Liabilities, Carrying Amount	$ 8,064				$ 7,358
Nonmonetary items [member] | USD currency [member]
Disclosure Of Financial Risk Management [line items]
Financial assets, Foreign currency amounts			$ 1,726					$ 2,799
Exchange rate	30.1350	30.1350	30.1350	30.1350	30.8020	30.8020	30.8020	30.8020	30.8020
Financial Assets, Carrying Amount	$ 52,013				$ 86,215
Nonmonetary items [member] | RMB currency [member]
Disclosure Of Financial Risk Management [line items]
Financial assets, Foreign currency amounts | ¥							¥ 20,258
Exchange rate	4.3155	4.3155	4.3155	4.3155	4.4813	4.4813	4.4813	4.4813	4.4813
Financial Assets, Carrying Amount					$ 90,782